Variable Interest Entities - Summary of Sale and Leaseback Arrangements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)
West Taurus
Variable Interest Entity [Line Items]
Sale value (In US$ millions)	$ 850
First repurchase option (In US$ millions)	418
Last repurchase option (1) (In US$ millions)	149	[1]
SFL Hercules Limited
Variable Interest Entity [Line Items]
Sale value (In US$ millions)	850
First repurchase option (In US$ millions)	580
Last repurchase option (1) (In US$ millions)	135	[1]
SFL Linus Limited
Variable Interest Entity [Line Items]
Sale value (In US$ millions)	600
First repurchase option (In US$ millions)	370
Last repurchase option (1) (In US$ millions)	170	[1]
Repurchase obligation	$ 100

[1]	Ship Finance has a right to require us to purchase the West Linus rig on the 15th anniversary for the price of $100 million if we don’t exercise the final repurchase option.